9 Net Sectorial Financial Assets and Liabilities (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	R$ 371,705	R$ 582,288
Operating revenues, constitution	836,048	515,934
Operating revenues, amortization	(89,996)	(490,877)
Financial results, updating	20,106	41,625
Write-offs Covid Account	(869,516)
Rate flags	(110,126)	(277,265)
Net sectorial financial assets and liabilities, ending	158,221	371,705
Sectorial financial assets, current	173,465	355,570
Sectorial financial assets, noncurrent	173,465	118,419
Sectorial financial liabilities, current	(188,709)
Sectorial financial liabilities, noncurrent		(102,284)
Adjusting portion A [member] | Electricity purchased for resale - itaipu [member]
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	793,327	886,243
Operating revenues, constitution	893,581	533,057
Operating revenues, amortization	(354,300)	(670,501)
Financial results, updating	28,197	44,528
Write-offs Covid Account	(897,629)
Rate flags
Net sectorial financial assets and liabilities, ending	463,176	793,327
Adjusting portion A [member] | Electricity purchased for resale - cva energ [member]
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	265,788	626,891
Operating revenues, constitution	(242,246)	358,200
Operating revenues, amortization	(253,482)	(546,801)
Financial results, updating	1,076	29,909
Write-offs Covid Account	164,804
Rate flags	(35,993)	(202,411)
Net sectorial financial assets and liabilities, ending	(100,053)	265,788
Adjusting portion A [member] | Transport of energy using the transmission system - basic grid [member]
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	13,038	(30,514)
Operating revenues, constitution	265,030	22,917
Operating revenues, amortization	48,154	23,688
Financial results, updating	1,715	(3,053)
Write-offs Covid Account	(151,060)
Rate flags
Net sectorial financial assets and liabilities, ending	176,877	13,038
Adjusting portion A [member] | Transport of energy purchased from itaipu [member]
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	24,391	23,250
Operating revenues, constitution	31,762	19,531
Operating revenues, amortization	(10,503)	(19,692)
Financial results, updating	801	1,302
Write-offs Covid Account	(26,705)
Rate flags
Net sectorial financial assets and liabilities, ending	19,746	24,391
Adjusting portion A [member] | System service charges - ESS [member]
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	(264,949)	(481,972)
Operating revenues, constitution	(72,032)	(188,280)
Operating revenues, amortization	169,396	427,177
Financial results, updating	(8,854)	(21,874)
Write-offs Covid Account	249,724
Rate flags	(54,154)
Net sectorial financial assets and liabilities, ending	19,131	(264,949)
Adjusting portion A [member] | Energy development account - CDE [member]
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	152,928	159,084
Operating revenues, constitution	56,608	110,752
Operating revenues, amortization	(102,027)	(127,190)
Financial results, updating	5,065	10,282
Write-offs Covid Account	(114,446)
Rate flags
Net sectorial financial assets and liabilities, ending	(1,872)	152,928
Adjusting portion A [member] | Proinfa [member]
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	8,468	2,989
Operating revenues, constitution	(21,615)	17,396
Operating revenues, amortization	(8,856)	(12,636)
Financial results, updating	(181)	719
Write-offs Covid Account	22,039
Rate flags
Net sectorial financial assets and liabilities, ending	(145)	8,468
Other financial components [member] | Neutrality [member]
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	48,506	123,028
Operating revenues, constitution	95,870	(1,122)
Operating revenues, amortization	(52,843)	(74,698)
Financial results, updating	187	1,298
Write-offs Covid Account	(14,455)
Rate flags
Net sectorial financial assets and liabilities, ending	77,265	48,506
Other financial components [member] | Offset of energy surplus/deficit under CCEAR bilateral contracts [member]
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	40,192	5,237
Operating revenues, constitution	75,917	80,385
Operating revenues, amortization	(79,714)	(45,430)
Financial results, updating
Write-offs Covid Account
Rate flags
Net sectorial financial assets and liabilities, ending	36,395	40,192
Other financial components [member] | CVA angra III adjustment [member]
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning		6,272
Operating revenues, constitution
Operating revenues, amortization		(6,272)
Financial results, updating
Rate flags
Net sectorial financial assets and liabilities, ending
Other financial components [member] | Hydrological risk [member]
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	(347,160)	(319,033)
Operating revenues, constitution	(444,291)	(324,504)
Operating revenues, amortization	322,432	304,197
Financial results, updating	(5,092)	(7,820)
Write-offs Covid Account
Rate flags
Net sectorial financial assets and liabilities, ending	(474,111)	(347,160)
Other financial components [member] | Tariff refunds [member]
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	(194,253)	(180,963)
Operating revenues, constitution	(83,514)	(89,327)
Operating revenues, amortization	88,269	83,900
Financial results, updating	(4,171)	(7,863)
Write-offs Covid Account
Rate flags
Net sectorial financial assets and liabilities, ending	(193,669)	(194,253)
Other financial components [member] | Overcontracting [member]
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	(168,123)	(238,416)
Operating revenues, constitution	274,051	(22,166)
Operating revenues, amortization	145,853	173,087
Financial results, updating	663	(5,774)
Write-offs Covid Account	(101,788)
Rate flags	(19,979)	(74,854)
Net sectorial financial assets and liabilities, ending	130,677	(168,123)
Other financial components [member] | Others [member]
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	(448)	192
Operating revenues, constitution	6,927	(905)
Operating revenues, amortization	(2,375)	294
Financial results, updating	700	(29)
Write-offs Covid Account
Rate flags
Net sectorial financial assets and liabilities, ending	R$ 4,804	R$ (448)